Share-based payments (Details) $ in Thousands							1 Months Ended	12 Months Ended	13 Months Ended
	Dec. 13, 2019 CNY (¥)	Sep. 10, 2019	Jun. 01, 2019 EquityInstruments	Nov. 08, 2018 EquityInstruments	Nov. 07, 2017 EquityInstruments shares	Jan. 01, 2017 USD ($) shares	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) item	Aug. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement
Consideration recognized for shares held for share option scheme | ¥								¥ 88,280,000		¥ 88,280,000
Period for which the share option plan is effective					10 years
Share premium | ¥	¥ 2,007,028,000						¥ 4,730,375,000		¥ 192,082,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement
Options vesting period		180 days
Share Option Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme						66,171,600
Consideration recognized for shares held for share option scheme | $						$ 88,280
Granted | EquityInstruments			2,431,000	8,597,400	19,515,600
Percentage of options vested					100.00%
Options vesting period					4 years
Share Option Scheme | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period					12 months
Share Option Scheme | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period					8 years
Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme					66,171,600
Vest of restricted share units | item								(424,256)
Percentage of options vested		100.00%
Options vesting period		4 years
Xin Ding Heng
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme						66,171,600
Jin Ning Sheng and Guang Feng Rong
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme						66,171,600